                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21238
                                   ---------

                        PIMCO Corporate Opportunity Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -------------------------------------------------------
               (Address of principal executive offices)    (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: November 30
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SHAREHOLDER REPORT

                                                                   ANNUAL REPORT
                                                                        11.30.03

PIMCO CORPORATE OPPORTUNITY FUND

[PTY LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                                  1
Performance Summary and Statistics                      2
Schedule of Investments                               3-9
Statement of Assets and Liabilities                    10
Statement of Operations                                11
Statement of Changes in Net Assets                     12
Notes to Financial Statements                       13-18
Financial Highlights                                   19
Report of Independent Auditors                         20
Dividend Reinvestment Plan                             21
Tax & Other Information, Proxy Voting
  Policies and Procedures                              22
Privacy Policy                                         23
Board of Trustees                                      24

[PIMCO ADVISORS LOGO]

PIMCO CORPORATE OPPORTUNITY FUND LETTER TO SHAREHOLDERS

                                                                 January 8, 2004


Dear Shareholder:

We are pleased to provide you with the initial annual report of the PIMCO Corporate Opportunity Fund (the "Fund") for the period December 27, 2002 (commencement of operations) through November 30, 2003.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager, and Pacific Investment Management Co. LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Stephen Treadway                         /s/ Brian S. Shlissel

Stephen Treadway                             Brian S. Shlissel
CHAIRMAN                                     PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE OPPORTUNITY FUND PERFORMANCE SUMMARY AND STATISTICS November 30, 2003 (unaudited)

SYMBOL:
PTY

OBJECTIVE:
Seeks maximum total return through a combination of current income and capital appreciation.

PRIMARY INVESTMENTS:
U.S. dollar-denominated corporate debt obligations of varying maturities and other corporate income-producing securities.

INCEPTION DATE:
December 27, 2002

TOTAL NET ASSETS(1):
$1,653.4 million

PORTFOLIO MANAGERS:
David Hinman
Mark Kiesel

TOTAL RETURN(2):                                        MARKET PRICE     NAV
-------------------------------------------------------------------------------
Commencement of Operations (12/27/02) to 11/30/03       22.50%           29.90%

[CHART]

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (12/27/02) to 11/30/03

                              NAV        MARKET PRICE
12/27/2002                  $ 14.30        $ 15.01
1/3/2003                    $ 14.35        $ 15.04
1/10/2003                   $ 14.70        $ 15.30
1/17/2003                   $ 14.62        $ 15.34
1/24/2003                   $ 14.59        $ 15.19
1/31/2003                   $ 14.63        $ 15.29
2/7/2003                    $ 14.63        $ 15.40
2/14/2003                   $ 14.49        $ 15.62
2/21/2003                   $ 14.51        $ 15.44
2/28/2003                   $ 14.59        $ 15.44
3/7/2003                    $ 14.78        $ 15.72
3/14/2003                   $ 14.75        $ 15.61
3/21/2003                   $ 14.64        $ 15.37
3/28/2003                   $ 14.94        $ 15.49
4/4/2003                    $ 15.26        $ 15.80
4/11/2003                   $ 15.23        $ 15.56
4/18/2003                   $ 15.56        $ 15.84
4/25/2003                   $ 16.00        $ 15.84
5/2/2003                    $ 16.47        $ 16.36
5/9/2003                    $ 16.57        $ 16.50
5/16/2003                   $ 16.50        $ 16.43
5/23/2003                   $ 16.61        $ 16.50
5/30/2003                   $ 16.59        $ 16.61
6/6/2003                    $ 16.88        $ 16.86
6/13/2003                   $ 17.06        $ 17.09
6/20/2003                   $ 17.01        $ 16.82
6/27/2003                   $ 16.85        $ 16.79
7/3/2003                    $ 16.83        $ 17.02
7/11/2003                   $ 16.78        $ 16.63
7/18/2003                   $ 16.64        $ 16.30
7/25/2003                   $ 16.50        $ 16.13
8/1/2003                    $ 15.84        $ 15.38
8/8/2003                    $ 15.91        $ 15.86
8/15/2003                   $ 15.47        $ 15.45
8/22/2003                   $ 15.94        $ 15.61
8/29/2003                   $ 16.08        $ 15.79
9/5/2003                    $ 16.33        $ 16.13
9/12/2003                   $ 16.33        $ 16.32
9/19/2003                   $ 16.60        $ 16.36
9/26/2003                   $ 16.68        $ 16.29
10/3/2003                   $ 16.68        $ 16.35
10/10/2003                  $ 16.65        $ 16.18
10/17/2003                  $ 16.77        $ 16.27
10/24/2003                  $ 16.84        $ 16.35
10/31/2003                  $ 16.86        $ 16.58
11/7/2003                   $ 16.83        $ 16.64
11/14/2003                  $ 17.06        $ 16.65
11/21/2003                  $ 17.11        $ 16.62
11/30/2003                  $ 17.08        $ 16.88

MARKET PRICE / NET ASSET VALUE:
Market Price                            $ 16.88
Net Asset Value                         $ 17.08
Market Price Yield(3)                      9.77%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at November 30, 2003.

PIMCO CORPORATE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS
November 30, 2003

 PRINCIPAL
    AMOUNT                                                                CREDIT RATING
     (000)                                                                (MOODY'S/S&P)*           VALUE**
 LONG-TERM INVESTMENTS--89.7%
 CORPORATE BONDS & NOTES - 77.0%
 AIRLINES - 5.3%
            Continental Airlines, Inc., pass thru certificates,
$    4,656   6.703%, 6/15/21, Ser. 01-1                                      Baa3/A-       $     4,649,980
     3,500   7.373%, 12/15/15, Ser. 01-1                                     Ba1/BBB             2,990,579
     2,000   7.487%, 10/2/10, Ser. 00-2                                       Baa3/A             2,019,141
    10,584   7.707%, 4/2/21, Ser. 00-2                                       Baa3/A-            10,684,969
            Delta Airlines, Inc., pass thru certificates,
    13,484   7.57%, 11/18/10, Ser. 00-1                                       Baa2/A            13,899,144
    12,000   7.92%, 11/18/10, Ser. 00-1                                      Baa3/BBB           10,813,112
            Northwest Airlines Corp., pass thru certificates,
     1,681   6.81%, 2/1/20, Ser. 991A                                       Baa3/BBB-            1,494,609
    14,250   6.841%, 4/1/11, Ser. 01-1                                        Baa3/A            13,967,518
     5,737   7.575%, 3/1/19, Ser. 992A                                       Baa2/A+             5,909,474
            United Airlines, Inc., pass thru certificates,
    15,411   7.186%, 4/1/11, Ser. 00-2                                       Ba3/BBB-           13,134,355
    10,000   7.73%, 7/1/10, Ser. 00-1                                        Ba3/BBB-            8,212,338
                                                                                           ---------------
                                                                                                87,775,219
                                                                                           ===============
 AUTOMOTIVE - 3.2%
     4,000  Auburn Hills Trust, 12.375%, 5/1/20                               A3/BBB             5,746,820
     8,000  DaimlerChrysler Holdings Co., 1.94%, 9/26/05 (a)                  A3/BBB             8,005,144
    21,000  Ford Motor Co., 7.45%-9.98%, 7/16/31-2/15/47                    Baa1/BBB-           21,169,362
    15,000  General Motors Corp., 8.375%-9.40%, 7/15/21-7/5/33               Baa1/BBB           18,288,364
                                                                                           ---------------
                                                                                                53,209,690
                                                                                           ===============
 BANKING - 1.3%
     1,000  HSBC Capital Funding LP., 4.61%, 12/13/49
             (acquired 6/24/03; cost-$1,000,000) (b) (c)                      A2/A-                942,813
     9,706  Riggs Capital Trust II, 8.875%, 3/15/27, Ser. C                   Ba2/B+             9,851,590
     3,500  Royal Bank of Canada 1.67%, 11/8/11 (a)                           Aa3/A+             3,516,800
     8,000  Sumitomo Mitsui Banking, 8.15%, 8/1/08                           Baa1/NR             8,169,400
                                                                                           ---------------
                                                                                                22,480,603
                                                                                           ===============
 CHEMICALS - 0.9%
     3,000  Arco Chemical Co., 10.25%, 11/1/10                                B1/BB-             3,030,000
     8,445  Equistar Chemical L.P., 10.125%, 9/1/08                           B2/BB-             8,993,925
     1,045  Lyondell Chemical Co., 9.50%, 12/15/08                            B1/BB-             1,065,900
     2,000  Millennium America Inc., 9.25%, 6/15/08
             (acquired 4/22/03; cost-$2,162,051) (b) (c)                      Na/BB-             2,155,000
                                                                                           ---------------
                                                                                                15,244,825
                                                                                           ===============
 DIVERSIFIED MANUFACTURING - 3.0%
     5,000  Hutchison Whampoa Int'l Ltd., 7.45%, 11/24/33
             (acquired 11/19/03; cost-$4,988,702) (b) (c)                     A3/A-              4,965,177
    39,785  Tyco International Group SA,
             5.50%-7.00%, 11/19/08-6/15/28                                   Ba2/BBB-           44,885,810
                                                                                           ---------------
                                                                                                49,850,987
                                                                                           ===============
 ELECTRONICS - 2.1%
     2,000  CMS Energy Corp., 8.90%, 7/15/08                                  B3/B+              2,125,000
    29,630  Ipalco Enterprises, Inc., 7.375%-7.625%, 11/14/08-11/14/11       Ba1/BB-            32,518,925
                                                                                           ---------------
                                                                                                34,643,925
                                                                                           ===============

 PRINCIPAL
    AMOUNT                                                                CREDIT RATING
     (000)                                                                (MOODY'S/S&P)*           VALUE**
----------------------------------------------------------------------------------------------------------
 ENERGY - 2.2%
$    7,000  Noram Energy Resources Inc., 6.50%, 2/1/08                       Ba1/BBB       $     7,477,456
    10,000  Southern Natural Gas Co., 8.875%, 3/15/10                         B1/B+             11,075,000
     3,100  Transcontinental Gas Pipe Corp., 7.00%, 8/15/11, Ser. B           B1/B+              3,355,750
    15,000  Williams Cos., Inc., 7.875%, 9/1/21                               B3/B+             15,075,000
                                                                                           ---------------
                                                                                                36,983,206
                                                                                           ===============
 FINANCIAL SERVICES - 5.6%
     4,000  Beaver Valley Funding Corp., 8.625%, 6/1/07                     Baa3/BBB-            4,341,836
     2,500  CIT Group, Inc., 1.59125% 7/29/05 (a)                             A2/A               2,511,160
     2,750  Fiat Finance Lux. Ltd., 3.25%, 1/9/07
             (acquired 7/24/03; cost-$2,625,116) (b) (c)                      Ba3/NR             2,739,688
    46,991  Finova Group, Inc., 7.50%, 11/15/09                               NR/NR             26,314,960
     5,000  Ford Motor Credit Co., 1.60%, 7/18/05 (a)                        A3/BBB-             4,934,350
     1,000  Ford Motor Credit Co., 6.875%, 2/1/06                            A3/BBB-             1,053,031
    11,000  General Motors Acceptance Corp., 2.41%, 10/20/05 (a)             A3/BBB             11,032,021
    20,000  General Motors Acceptance Corp., 8.00%, 11/1/31                  A3/BBB             21,196,980
     9,200  Mizuho JGB Investment, 9.87%, 12/30/49
             (acquired 1/14/03; cost-$8,960,520) (b) (c)                     Baa3/B+            10,152,706
     8,300  Mizuho Preferred Capital, 8.79%, 12/29/49
             (acquired 1/10/03; cost-$7,413,173) (b) (c)                     Baa3/B+             8,943,250
                                                                                           ---------------
                                                                                                93,219,982
                                                                                           ===============
 FINANCING - 0.5%
     7,500  Pemex Proj. Master Trust, 8.625%, 2/1/22                        Baa1/BBB-            8,231,250
                                                                                           ---------------
 HEALTHCARE & HOSPITALS - 3.2%
    36,000  Healthsouth Corp., 7.625%, 6/1/12 (d)                             Caa2/D            33,120,000
    23,000  Tenet Healthcare Corp., 5.375%-6.875%, 11/15/06-11/15/31         Ba3/BBB-           21,002,500
                                                                                           ---------------
                                                                                                54,122,500
                                                                                           ===============
 HOTELS/GAMING - 3.1%
    13,500  Hilton Hotels Corp., 7.625%, 12/1/12                             Ba1/BBB-           14,985,000
     1,200  Mandalay Resort Group, 9.375%, 2/15/10                           Ba3/BB-             1,386,000
     4,875  Park Place Entertainment Corp., 9.375%, 2/15/07                  Ba2/BB-             5,460,000
    24,150  Starwood Hotels & Resorts, 7.375%-7.875%, 5/1/12-11/15/25        Ba1/BB+            26,045,063
     4,365  Times Square Hotels Trust, 8.528%, 8/1/26
             (acquired 11/18/03; cost-$4,823,486) (b) (c) (f)                Baa3/BB+            4,212,334
                                                                                           ---------------
                                                                                                52,088,397
                                                                                           ===============
 MISCELLANEOUS - 3.5%
     5,000  AES Red Oak LLC., 9.20%, 11/30/29, Ser. B                         B2/BB-             5,231,250
     8,882  Cedar Brakes II LLC., 9.875%, 9/1/13                              Caa1/B             9,147,997
     6,435  HYDI 8.00%, 6/20/08 (acquired 9/23/03;
             cost-$6,493,325) (b) (c) (h)                                     B2/NR              6,595,875
    26,100  Morgan Stanley TRACERS, 5.878%, 3/1/07
             (acquired 3/27/03; cost-$27,859,890) (b) (c) (h)                 A3/NR             27,906,590
     8,600  Tokai PFD Capital Co., LLC., 9.98% 12/29/49
             (acquired 1/9/03-4/25/03; cost-$7,938,473) (b) (c)              Baa3/B+             9,615,531
                                                                                           ---------------
                                                                                                58,497,243
                                                                                           ===============
 MULTI-MEDIA - 7.9%
    17,250  AOL Time Warner Inc., 6.875%-7.70%, 5/1/12-5/1/32               Baa1/BBB+           19,648,743
     7,500  Comcast Cable Communications, 6.75%, 1/30/11                     Baa3/BBB            8,308,582

 PRINCIPAL
    AMOUNT                                                                CREDIT RATING
     (000)                                                                (MOODY'S/S&P)*           VALUE**
----------------------------------------------------------------------------------------------------------
 MULTI-MEDIA (CONCLUDED)
$   10,000  Comcast Cable Holdings, 8.375%, 3/15/13                          Baa3/BBB      $    12,154,980
            CSC Holdings Inc.,
    32,240   7.25%-7.875%, 2/15/18-7/15/18                                    B1/BB-            32,285,713
     4,500   8.125%, 8/5/09, Ser. B                                           B1/BB-             4,702,500
    16,050  News America Holdings, Inc., 7.43%, 10/1/26                     Baa3/BBB-           18,347,397
    20,000  Rogers Cable Inc., 8.75%, 5/1/32                                 Ba2/BBB-           22,900,000
    13,000  Shaw Communications Inc., 7.20%-8.25%, 4/11/10-12/15/11          Ba2/BB+            14,375,000
                                                                                           ---------------
                                                                                               132,722,915
                                                                                           ===============
 OIL & GAS - 5.1%
            Centerpoint Energy Resources Corp.,
    23,000   7.75%, 2/15/11                                                  Ba1/BBB            25,784,955
     5,000   7.875%, 4/1/13 (acquired 3/18/03; cost-$5,000,000) (b) (c)      Ba1/BBB             5,671,220
    21,500   8.125%, 7/15/05, Ser. B                                         Ba1/BBB            22,972,127
    28,200  Coastal Corp., 7.42%-7.625%, 9/1/08-2/15/37                       Caa1/B            22,107,000
     5,000  Key Energy Services Inc., 14.00%, 1/15/09, Ser. B                 Ba3/B+             5,425,000
     2,650  Transocean Inc., 9.50%, 12/15/08                                 Baa2/A-             3,266,695
                                                                                           ---------------
                                                                                                85,226,997
                                                                                           ===============
 PAPER - 5.0%
    33,500  Abitibi-Consolidated Inc., 7.50%-8.50%, 4/1/28-8/1/29            Ba1/BB+            31,420,584
            Georgia-Pacific Corp.,
    25,305   7.75%-9.875%, 11/1/21-11/15/29                                  Ba3/BB+            25,867,388
    12,000   8.125%, 6/15/23                                                  Ba3/NR            11,850,000
    11,500   8.875%, 2/1/10
             (acquired 1/23/03-1/28/03; cost-$11,369,524) (b) (c)            Ba2/BB+            13,081,250
     2,000  Smurfit Capital Funding plc, 7.50%, 11/20/25                     Ba3/BB-             1,920,000
                                                                                           ---------------
                                                                                                84,139,222
                                                                                           ===============
 RETAIL - 0.9%
    13,000  JC Penney Co. Inc., 8.125%, 4/1/27                               Ba3/BB+            14,300,000
                                                                                           ---------------
 TELECOMMUNICATIONS - 15.3%
    30,000  AT&T Corp., 8.00%, 11/15/31                                      Baa2/BBB           34,566,870
    18,000  AT&T Wireless Svcs. Inc., 8.125%-8.75%, 5/1/12-3/1/31            Baa2/BBB           20,739,002
     1,789  Calpoint Receivables Structured Trust 2001, 7.44%, 12/10/06
             (acquired 10/14/03; cost-$1,762,930) (b) (c)                    Caa1/NR             1,797,772
     6,000  Cincinnati Bell Inc., 6.33%, 12/30/05                             Ba2/NR             6,165,000
            Panamsat Corp.,
    21,650   6.875%, 1/15/28                                                 Ba2/BB-            21,352,313
    20,000   8.50%, 2/1/12                                                    Ba3/B-            21,850,000
    23,670  Qwest Capital Funding, 7.00%-7.90%, 8/3/09-8/15/10              Caa2/CCC+           22,869,112
            Qwest Corp.,
     3,000   7.25%, 9/15/25                                                   Ba3/B-             2,962,500
     6,150   8.875%, 3/15/12 (acquired 1/22/03; cost-$6,372,522) (b) (c)      Ba3/B-             7,011,000
     7,950   13.00%, 12/15/07
             (acquired 5/14/03-5/15/03; cost-$8,661,856) (b) (c)             NR/CCC+             9,261,750
    12,340  Rogers Cantel Inc., 9.75%, 6/1/16                                Ba3/BB+            14,622,900
    74,100  Sprint Capital Corp. (FON Group),
             6.375%-8.75% 5/1/09-3/15/32                                    Baa3/BBB-           79,407,998
    24,000  WorldCom, Inc. 7.75%-8.25%, 5/15/06-3/23/25 (d)                   NR/NR             12,867,500
                                                                                           ---------------
                                                                                               255,473,717
                                                                                           ===============

 PRINCIPAL
    AMOUNT                                                                CREDIT RATING
     (000)                                                                (MOODY'S/S&P)*           VALUE**
----------------------------------------------------------------------------------------------------------
 UTILITIES - 8.9%
$    7,781  AES Corp., 10.00%, 7/15/05
             (acquired 4/3/03; cost-$7,949,318) (b) (c)                       B2/BB        $     7,975,948
    14,367  East Coast Power LLC. 6.737%-7.066%, 3/31/08-3/31/12, Ser. B     Ba3/BB-            14,779,885
            Midwest Generation LLC., pass thru certificates,
    28,380   8.30%, 7/2/09, Ser. A                                             B2/B             29,089,500
    13,070   8.56%, 1/2/16, Ser. B                                             B2/B             13,266,050
    44,500  PSEG Energy Holdings, 8.50%-10.00%, 10/1/09-6/15/11               Ba3/BB-           46,920,625
    22,354  South Point Energy Center LLC, 8.40%, 5/30/12
             (acquired 12/30/02-3/17/03; cost-$16,956,832) (b) (c)             B2/B             21,026,042
    15,000  Western Energy Inc., 8.50%, 7/1/22                               Ba1/BBB-           15,768,600
                                                                                           ---------------
                                                                                               148,826,650
                                                                                           ===============
 Total Corporate Bonds & Notes (cost-$1,151,414,061)                                         1,287,037,328
                                                                                           ===============
 MORTGAGE-RELATED SECURITIES - 0.2%
 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
     3,329  PPM America High Yield CBO Ltd., 2.07%, 6/1/11 (a) (f)
             (cost-$2,646,191)                                                 NR/NR             2,667,737
                                                                                           ---------------
 CONVERTIBLE NOTE - 0.0%
 OIL & GAS - 0.0%
         8  Amerada Hess Corp., 7.00%, 12/1/06 (cost-$400,000)                NR/BB+               403,600
                                                                                           ---------------
 SOVEREIGN DEBT OBLIGATIONS - 6.2%
 BRAZIL - 2.8%
            Federal Republic of Brazil,
    16,400   2.00%, 4/15/06, Ser. EI-L (a)                                     B2/B+            16,195,000
    30,550   8.00%-11.50%, 3/12/08-4/15/14                                     B2/B+            30,955,827
                                                                                           ---------------
                                                                                                47,150,827
                                                                                           ---------------
 COLOMBIA - 0.1%
     1,000  Republic of Colombia, 10.00%, 1/23/12                             Ba2/BB             1,062,500
                                                                                           ---------------
 MEXICO - 1.1%
    16,000  United Mexican States, 6.375%-11.375%, 1/14/11-9/15/16           Baa2/BBB-          19,390,500
                                                                                           ---------------
 PANAMA - 0.9%
    13,000  Republic of Panama, 9.375%-10.75%, 7/23/12-5/15/20                Ba1/BB            15,115,000
                                                                                           ---------------
 PERU - 1.0%
    15,000  Republic of Peru, 9.125%, 2/21/12                                 Ba3/BB-           16,725,000
                                                                                           ---------------
 RUSSIA - 0.2%
     3,250  Russian Federation, 5.00%, 3/1/30, Ser. REGS                      Baa3/BB            3,076,125
                                                                                           ---------------
 UKRAINE - 0.1%
     1,653  Ukraine Government, 7.65%-11.00%, 3/15/07-6/11/13                  B1/B              1,742,637
                                                                                           ---------------
Total Sovereign Debt Obligations (cost-$90,928,175)                                            104,262,589
                                                                                           ===============

 PRINCIPAL
    AMOUNT                                                                CREDIT RATING
     (000)                                                                (MOODY'S/S&P)*           VALUE**
----------------------------------------------------------------------------------------------------------
 LOAN PARTICIPATIONS (c) (e) (f) - 3.0%
 FINANCE - 1.1%
$    9,337  Nextel Finance Co., 4.75%, 6/30/08, Term B
             (Credit Suisse First Boston)
             (acquired 1/3/03-3/28/03; cost-$8,857,613)                        NR/NR       $     9,379,430
     9,337  Nextel Finance Co., 5.00%, 12/31/08, Term C
             (Credit Suisse First Boston)
             (acquired 1/3/03-3/28/03; cost-$8,848,074)                        NR/NR             9,379,430
                                                                                           ---------------
                                                                                                18,758,860
                                                                                           ===============
 MULTI-MEDIA - 0.9%
    16,290  Charter Communications Holdings, LLC, 4.58%, 3/18/08, Term B
             (Morgan Stanley Senior Funding, Inc. )
             (acquired 1/3/03-1/21/03; cost-$14,249,586)                       NR/NR            15,761,411
                                                                                           ---------------
 OIL & GAS - 0.5%
     8,190  Aquila, Inc. 8.75%, 4/15/06, Term 2
             (Morgan Stanley Senior Funding, Inc.)
             (acquired 4/1/03-4/14/03; cost-$8,156,697)                        NR/NR             8,425,952
                                                                                           ---------------
 TELECOMMUNICATIONS - 0.2%
     2,985  Crown Castle International Corp., 4.15%, 3/15/08, Term B
             (Goldman Sachs Credit Partners)
             (acquired 1/21/03; cost-$2,883,968)                               NR/NR             3,018,208
                                                                                           ---------------
 UTILITIES - 0.3%
     5,000  AES Corp., 5.13%-5.32% 7/29/08, Term B
             (Bank of America) (acquired 7/28/03; cost-$4,981,256)             NR/NR             5,057,145
                                                                                           ---------------
Total Loan Participations (cost-$47,977,194)                                                    51,021,576
                                                                                           ===============
 U.S. GOVERNMENT AGENCY SECURITIES - 3.3%
 FANNIE MAE-2.4%
     4,065   5.5%, 4/1/16-3/1/18                                               NR/NR             4,191,568
    35,000   5.5%-6.00%, 12/31/18-12/31/33(j)                                  NR/NR            35,987,500
                                                                                           ---------------
                                                                                                40,179,068
                                                                                           ===============
 FREDDIE MAC - 0.2%
     3,000   5.50%, 12/31/33 (j)                                               NR/NR             3,090,469
                                                                                           ---------------
 SMALL BUSINESS ADMINISTRATION - 0.7%
     9,823   5.24%-6.03%, 2/1/12-8/1/23                                        NR/NR            10,017,361
     1,819   6.44%, 6/1/21, Ser. 20-F                                          NR/NR             1,969,340
                                                                                           ---------------
                                                                                                11,986,701
                                                                                           ===============
Total U.S. Government Agency Securities (cost-$55,042,772)                                      55,256,238
                                                                                           ===============

Total Long-Term Investments (cost-$1,348,408,393)                                            1,500,649,068
                                                                                           ===============

 SHORT-TERM INVESTMENTS--10.3%
 CORPORATE NOTES - 9.7%
 BANKING - 0.3%
     5,800  Royal Bank of Scotland plc., 1.08%, 1/27/04                        NR/NR             5,790,082
                                                                                           ---------------

 PRINCIPAL
    AMOUNT                                                                CREDIT RATING
     (000)                                                                (MOODY'S/S&P)*           VALUE**
 DIVERSIFIED MANUFACTURING - 0.9%
$   12,000  Tyco International Group SA., 4.375%, 11/19/04                   Ba2/BBB-      $    14,348,441
                                                                                           ---------------
 ELECTRONICS - 4.3%
    69,930  Pinnacle Partners, 8.83%, 8/15/04
             (acquired 1/3/03-11/7/03; cost-$68,809,881) (b) (c)              Ba2/BB+           72,415,200
                                                                                           ---------------
 ENERGY - 1.9%
    30,750  Williams Cos., Inc., 9.25%, 3/15/04                                B3/B+            31,518,750
                                                                                           ---------------
 FINANCE - 0.6%
     5,000  Bombardier Capital Inc., 7.50%, 8/15/04
             (acquired 3/28/03-4/23/03; cost-$4,830,926) (b) (c)             Baa3/BBB-           5,200,000
     5,000  Ford Motor Credit Co., 3.03563%, 10/25/04 (a)                     A3/BBB-            5,042,090
                                                                                           ---------------
                                                                                                10,242,090
                                                                                           ===============
 MISCELLANEOUS - 1.2%
     2,200  Danske Corp. Ser. A., 1.065%, 1/20/04                              NR/NR             2,196,746
    10,000  Gemstone Investors Ltd., 7.71%, 10/31/04
             (acquired 12/30/02; cost-$8,765,837) (b) (c)                     Caa1/B            10,062,500
     7,100  Nestle Capital Corp., 1.06%, 2/9/04                                NR/NR             7,084,238
                                                                                           ---------------
                                                                                                19,343,484
                                                                                           ===============
 TELECOMMUNICATIONS - 0.5%
    10,000  WorldCom, Inc. 7.50%, 8/20/04 (d)                                  WR/NR             8,125,000
                                                                                           ---------------
Total Short-Term Corporate Notes (cost-$152,093,577)                                           161,783,047
                                                                                           ===============

 U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 0.3%
 FREDDIE MAC - 0.3%
     4,600   1.10%, 4/1/04 (cost-$4,582,852)                                   NR/NR             4,581,917
                                                                                           ---------------

 U.S. TREASURY BILLS (g) - 0.0%
       330   1.015%, 12/18/03 (cost-$329,871)                                 Aaa/AAA              329,871
                                                                                           ---------------
REPURCHASE AGREEMENT - 0.3%
     4,875  State Street Bank & Trust Co.,
            dated 11/28/03, 0.80%, due 12/1/03,
            proceeds $4,875,325: collateralized by Federal Farm Credit Bank,
            8/15/05, valued at $4,974,253 (cost-$4,875,000)                                      4,875,000
                                                                                           ---------------
Total Short-Term Investments (cost-$161,881,300)                                               171,569,835
                                                                                           ===============

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost-1,510,289,693) - 100.1%                      1,672,218,903
                                                                                           ===============

 CALL OPTIONS WRITTEN (i)--(0.1)%

CONTRACTS
---------
    16,050  News America Holdings, strike price $100, expires 10/1/06
             (premium received $0)                                                                (999,353)
                                                                                           ---------------

TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$1,510,289,693) - 100.0%              $ 1,671,219,550
                                                                                           ===============

NOTES TO SCHEDULE OF INVESTMENTS:

*   Unaudited
** Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Floating Rate Security. Interest rate shown is the rate in effect on November 30, 2003.
(b) Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At November 30, 2003, these securities amounted to $231,731,646 or 13.9% of investments.
(c) Private Placement. Restricted as to resale and may not have a readily available market; the aggregate cost and value of such securities is $282,753,222 or 16.9% of investments.
(d) Security in default.
(e) Participation interests were acquired through the financial institution indicated parenthetically.
(f) Illiquid security.
(g) All or partial principal amount segregated as initial margin on futures contracts.
(h) Credit-linked trust certificate
(i) Non-income producing security
(j) When issued or delayed-delivery security. To be delivered/settled after November 30, 2003
+ The cost basis of portfolio securities for federal income tax purposes is $1,510,292,743. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $164,616,384; aggregate gross unrealized depreciation for securites in which there is an excess of tax cost over value is $2,690,224; net unrealized appreciation for federal income tax purposes is $161,926,160. The cost basis for financial statement purposes and federal income tax purposes differ due to the treatment of wash sales.

GLOSSARY:

HYDI - JP Morgan High Yield Debt Index
NR - Not Rated
TRACERS - Traded Custody Receipts
WR - Withdrawn Rating

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2003

ASSETS:
Investments, at value (cost-$1,510,289,693)                                               $    1,672,218,903
                                                                                          ------------------
Cash (including foreign currency of $1,947,888 with a cost of $1,923,323)                          1,948,072
                                                                                          ------------------
Interest receivable                                                                               30,296,287
                                                                                          ------------------
Receivable for investments sold                                                                    2,261,287
                                                                                          ------------------
Interest receivable from swaps                                                                       238,744
                                                                                          ------------------
Unrealized appreciation on swaps                                                                     128,407
                                                                                          ------------------
Prepaid expenses                                                                                      19,506
                                                                                          ------------------
 Total Assets                                                                                  1,707,111,206
                                                                                          ==================

LIABILITIES:

Payable for investments purchased                                                                 38,840,781
                                                                                          ------------------
Dividends payable to common and preferred shareholders                                             8,851,376
                                                                                          ------------------
Net unrealized depreciation on forward foreign currency contracts                                  2,147,039
                                                                                          ------------------
Unrealized depreciation on swaps                                                                   1,487,161
                                                                                          ------------------
Options written, at value (premium received $0)                                                      999,353
                                                                                          ------------------
Investment management fee payable                                                                    812,086
                                                                                          ------------------
Interest payable from swaps                                                                          202,065
                                                                                          ------------------
Payable for variation margin on futures contracts                                                    110,000
                                                                                          ------------------
Accrued expenses                                                                                     233,630
                                                                                          ------------------
 Total Liabilities                                                                                53,683,491
                                                                                          ------------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND LIQUIDATION VALUE PER
 SHARE APPLICABLE TO AN AGGREGATE OF 22,600 SHARES ISSUED AND OUTSTANDING)                       565,000,000
                                                                                          ------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              $    1,088,427,715
                                                                                          ==================

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 63,730,209 shares issued and outstanding)   $              637
                                                                                          ------------------
 Paid-in-capital in excess of par                                                                905,801,933
                                                                                          ------------------
Undistributed net investment income                                                                8,157,119
                                                                                          ------------------
Net realized gain on investments, futures contracts, options written, swaps
 and foreign currency transactions                                                                17,333,338
                                                                                          ------------------
Net unrealized appreciation of investments, futures contracts, options written, swaps
 and foreign currency transactions                                                               157,134,688
                                                                                          ------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              $    1,088,427,715
                                                                                          ------------------
NET ASSET VALUE PER COMMON SHARE                                                          $            17.08
                                                                                          ==================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF OPERATIONS
For the period December 27, 2002* through November 30, 2003

INTEREST INCOME:

Interest                                                                                  $      113,333,029
                                                                                          ------------------

EXPENSES:
Investment management fees                                                                         8,160,061
                                                                                          ------------------
Auction agent fees and commissions                                                                 1,097,561
                                                                                          ------------------
Custodian and accounting agent fees                                                                  314,393
                                                                                          ------------------
Reports to shareholders                                                                               71,764
                                                                                          ------------------
Audit and tax services                                                                                50,889
                                                                                          ------------------
New York Stock Exchange listing fees                                                                  44,548
                                                                                          ------------------
Trustees' fees and expenses                                                                           42,765
                                                                                          ------------------
Investor relations                                                                                    32,538
                                                                                          ------------------
Legal fees                                                                                            29,013
                                                                                          ------------------
Transfer agent fees                                                                                   25,379
                                                                                          ------------------
Insurance expense                                                                                     20,698
                                                                                          ------------------
Organizational expense                                                                                15,000
                                                                                          ------------------
Excise tax expense                                                                                     6,230
                                                                                          ------------------
Miscellaneous                                                                                         17,385
                                                                                          ------------------
 Total expenses                                                                                    9,928,224
                                                                                          ------------------
 Less: custody credits earned on cash balances                                                       (38,213)
                                                                                          ------------------
 Net expenses                                                                                      9,890,011
                                                                                          ------------------

NET INVESTMENT INCOME                                                                     $      103,443,018
                                                                                          ==================

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:

 Investments                                                                                      21,206,621
                                                                                          ------------------
 Futures contracts                                                                                (4,858,889)
                                                                                          ------------------
 Options written                                                                                   1,481,026
                                                                                          ------------------
 Swaps                                                                                                71,105
                                                                                          ------------------
 Foreign currency transactions                                                                    (3,131,053)
                                                                                          ------------------
Net unrealized appreciation of investments, futures contracts, options written, swaps
 and foreign currency transactions                                                               157,134,688
                                                                                          ------------------
Net realized and unrealized gain on investments, futures contracts, options written,
 swaps and foreign currency transactions                                                         171,903,498
                                                                                          ------------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                           $      275,346,516
                                                                                          ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                          (5,272,280)
                                                                                          ------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                     $      270,074,236
                                                                                          ==================

* Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF CHANGES IN NET ASSETS
                                 APPLICABLE TO COMMON SHAREHOLDERS

                                                                                            FOR THE PERIOD
                                                                                          DECEMBER 27, 2002*
                                                                                                THROUGH
                                                                                          NOVEMBER 30, 2003
                                                                                          ------------------
INVESTMENT OPERATIONS:
Net investment income                                                                     $      103,443,018
                                                                                          ------------------
Net realized gain on investments, futures contracts, options written, swaps and
 foreign currency transactions                                                                    14,768,810
                                                                                          ------------------
Net unrealized appreciation of investments, futures contracts, options written,
 swaps and foreign currency transactions                                                         157,134,688
                                                                                          ------------------
Net increase in net assets resulting from investment operations                                  275,346,516
                                                                                          ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                          (5,272,280)
                                                                                          ------------------
Net increase in net assets applicable to common shareholders resulting from
 investment operations                                                                           270,074,236
                                                                                          ------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                                      (87,470,321)
                                                                                          ------------------
CAPITAL SHARE TRANSACTIONS:

Net proceeds from the sale of common stock                                                       905,769,750
                                                                                          ------------------
Preferred shares underwriting discount charged to paid-in capital
 in excess of par                                                                                 (5,650,000)
                                                                                          ------------------
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                                                 (2,096,436)
                                                                                          ------------------
Reinvestment of dividends                                                                          7,700,483
                                                                                          ------------------
 Net increase in capital share transactions                                                      905,723,797
                                                                                          ------------------
Total increase in net assets applicable to common shareholders                                 1,088,327,712
                                                                                          ==================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                                  100,003
                                                                                          ------------------
End of period (including undistributed net investment income
 of $8,157,119)                                                                           $    1,088,427,715
                                                                                          ==================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                            63,230,000
                                                                                          ------------------
Issued in reinvestment of dividends                                                                  493,228
                                                                                          ------------------
NET INCREASE                                                                                      63,723,228
                                                                                          ==================

* Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS
November 30, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Opportunity Fund (the "Fund"), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.0001 par value common stock authorized.

The Fund seeks to maximize total return through a combination of current income and capital appreciation in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund issued 55,500,000 shares of common stock, in its initial public offering. An additional 7,730,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,541,506 (representing $0.024 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. Since aggregate offering costs and organizational expenses were less than $0.03 per common share, organizational expenses of $15,000 were expensed in the current period. In addition, the underwriters' commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,650,000 and $554,930, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Fund's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax. Under certain circumstances, however, the Fund may determine to retain a portion of its taxable income, if such retention is deemed to be in the interest of the Fund and its shareholders. In such a circumstance, the Fund may be subject to a 4% excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) CREDIT DEFAULT/INTEREST RATE SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as interest income.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to interest income.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net payments of interest on interest rate swap agreements are recorded daily as interest income.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. Payments received or made, if any, upon termination or maturity of the interest rate swaps, net of any basis in the interest rate swaps, is recorded as a realized gain or loss in the Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(f) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) OPTION TRANSACTIONS
For hedging purposes, the Fund may purchase and write (sell) put and call options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(i) LOAN PARTICIPATIONS
The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(j) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(k) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Like an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS
The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(m) REVERSE REPURCHASE AGREEMENTS
The Fund engages in reverse repurchase agreements in order to add leverage to the Fund's portfolio. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the return it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

(n) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding.)

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to the Fund's assets. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding) for the period from commencement of operations through December 31, 2007 and at the maximum annual rate of 0.55% of average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding) thereafter while the Agreement remains in effect, provided that the fee will be reduced to 0.325% during the first five years of operations and 0.45% thereafter while the Agreement remains in effect. The Investment Manager informed the Fund that it paid the Sub-Adviser $5,304,040 in connection with its sub-advisory services for the period ended November 30, 2003.

3. INVESTMENTS IN SECURITIES
For the period ended November 30, 2003, purchases and sales of investments, other than short-term securities, were $1,811,927,909 and $357,716,014, respectively.

(a) Futures contracts outstanding at November 30, 2003 were as follows:

                                                         # OF         EXPIRATION    UNREALIZED
TYPE                                                   CONTRACTS         DATE      DEPRECIATION
------------------------------------------------------------------------------------------------
Long: Financial Future Euro-Bond 10 Year EUX              400          12/13/04     $  320,000
                                                                                    ----------

(b) Credit default swap contracts outstanding at November 30, 2003 were as follows:

                                        NOTIONAL
SWAP                                     AMOUNT                          FIXED
COUNTERPARTY/                          PAYABLE ON                       PAYMENTS
REFERENCED DEBT                          DEFAULT                        RECEIVED     UNREALIZED
OBLIGATION                               (000)      TERMINATION DATE     BY FUND    APPRECIATION
-------------------------------------------------------------------------------------------------
Bear Stearns
 Bombardier
  6.125%, 6/29/2006                    $  5,000       9/20/2004           2.70%      $    39,000
Credit Suisse
 Echostar Credit
  5.75%, 10/1/2008                        5,000      12/20/2004           1.40%              411
Goldman Sachs
 Amerada Hess Credit
  7.375%, 10/1/2009                       5,000      12/20/2004           0.65%            2,318
Lehman Brothers
 Electronic Data Systems Credit
  6.00%, 8/1/2013                         3,000      12/20/2004           1.90%            3,678
Morgan Stanley & Co.
 Bombardier
  6.75%, 5/1/12                          10,000       9/20/2004           2.75%           83,000
                                                                                     -----------
                                                                                     $   128,407
                                                                                     ===========

(c) Interest rate swap contracts outstanding at November 30, 2003 was:

                                                              RATE TYPE
                                               ------------------------------------------
                    NOTIONAL
SWAP                 AMOUNT    TERMINATION     PAYMENTS MADE BY     PAYMENTS RECEIVED BY     UNREALIZED
COUNTERPARTY          (000)       DATE          THE PORTFOLIO          THE PORTFOLIO        DEPRECIATION
---------------------------------------------------------------------------------------------------------
                                                                          3 month
Lehman Brothers     $ 16,050    10/1/2006           7.43%             LIBOR plus 1.15%      $ 1,487,161
                                                                                            -----------

(d) Forward foreign currency contracts outstanding at November 30, 2003 were:

                                                 U.S.$ VALUE            U.S.$ VALUE          UNREALIZED
SOLD:                                          ORIGINATION DATE      NOVEMBER 30, 2003      DEPRECIATION
---------------------------------------------------------------------------------------------------------
$36,182,000 Euros settling 12/5/03               $ 43,612,244           $ 45,759,283        $ 2,147,039
                                                                                            ===========

(e) Transactions in options written for the period ended November 30, 2003 were:

                                                       CONTRACTS
                                                         (000)        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding, December 27, 2002                        -              -
Options written                                          16,053   $  2,549,903
Options expired                                              (2)    (1,481,026)
Options terminated in closing purchase transactions          (1)    (1,068,877)
                                                        -------   ------------
Options outstanding, November 30, 2003                   16,050   $          0
                                                        -------   ------------

4. INCOME TAX INFORMATION
The tax character of dividends paid for the period December 27, 2002 (commencement of operations) through November 30, 2003 of $92,742,601 was comprised entirely of ordinary income.

At November 30, 2003, the tax character of distributable earnings of $31,877,844 was comprised entirely of ordinary income.

5. AUCTION PREFERRED SHARES
The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH, and 4,520 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended November 30, 2003, the annualized dividend rate ranged from:

                                           HIGH         LOW     AT NOVEMBER 30, 2003
-------------------------------------------------------------------------------------
Series M                                  1.375%        1.00%           1.18%

Series T                                  1.375%       1.069%           1.18%

Series W                                  1.375%        1.06%           1.20%

Series TH                                 1.375%       1.059%           1.20%

Series F                                  1.375%        1.07%           1.20%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND AND DISTRIBUTION DECLARATIONS
On December 1, 2003, a dividend of $0.1375 per share was declared to common shareholders payable December 31, 2003 to shareholders of record on December 12, 2003.

On December 19, 2003, a special income dividend and short-term capital gain distribution of $0.08 and $0.267 per share, respectively was declared to common shareholders. Both the special income dividend and short-term capital gain distribution was payable January 16, 2004 to shareholders of record on December 29, 2003.

On January 2, 2004, a dividend of $0.1375 per share was declared to common shareholders payable February 2, 2004 to shareholders of record on January 16, 2004.

PIMCO CORPORATE OPPORTUNITY FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period December 27, 2002* through November 30, 2003:

Net asset value, beginning of period                                              $       14.33**
                                                                                  -------------
INVESTMENT OPERATIONS:

Net investment income                                                                      1.62
                                                                                  -------------
Net realized and unrealized gain on investments, futures contracts,
options written, swaps and foreign currency transactions                                   2.71
                                                                                  -------------
Total from investment operations                                                           4.33
                                                                                  -------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                  (0.08)
                                                                                  -------------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                      4.25
                                                                                  -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME:                              (1.38)
                                                                                  -------------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                   (0.02)
                                                                                  -------------
Preferred shares offering costs/underwriting discount charged to paid-in capital
in excess of par                                                                          (0.10)
                                                                                  -------------
   Total capital share transactions                                                       (0.12)
                                                                                  -------------
Net asset value, end of period                                                    $       17.08
                                                                                  -------------
Market price, end of period                                                       $       16.88
                                                                                  -------------
TOTAL INVESTMENT RETURN (1)                                                               22.50%
                                                                                  -------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                 $   1,088,428
                                                                                  -------------
Ratio of expenses to average net assets (2)(3)(4)                                          1.07%
                                                                                  -------------
Ratio of net investment income to average net assets (2)(4)                               11.13%
                                                                                  -------------
Preferred shares asset coverage per share                                         $      73,145
                                                                                  -------------
Portfolio turnover                                                                           26%
                                                                                  -------------

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(4)  Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE OPPORTUNITY FUND REPORT OF INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
PIMCO CORPORATE OPPORTUNITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Corporate Opportunity Fund (the "Fund") at November 30, 2003, and the results of its operations, the changes in its net assets applicable to common shareholders and the financial highlights for the period December 27, 2002 (commencement of operations) through November 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
January 16, 2004

PIMCO CORPORATE OPPORTUNITY FUND DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elect not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O.Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

PIMCO CORPORATE OPPORTUNITY FUND TAX & OTHER INFORMATION, PROXY VOTING POLICIES
                                 AND PROCEDURES

TAX INFORMATION (UNAUDITED):

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year-end (November 30, 2003) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended November 30, 2003 were as follows:

    Dividends to common shareholders from ordinary income       $   1.373
    Dividends to preferred shareholders from ordinary income    $ 233.287

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2003. In January 2004, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2003. The amount that will be reported, will be the amount to use on your 2003 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended November 30, 2003. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Fund.

OTHER INFORMATION:

Since December 27, 2002, (commencement of operations) there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the persons primarily responsible for the day-to-day management of the Fund's portfolio.

PROXY VOTING POLICIES AND PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 331-1710 (ii) on the Fund's website at www.pimcoadvisors.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PIMCO CORPORATE OPPORTUNITY FUND PRIVACY POLICY

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

PIMCO CORPORATE OPPORTUNITY FUND BOARD OF TRUSTEES

                                                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
PAUL BELICA                                     Director/Trustee of seventeen open and closed-end management
1345 Avenue of the Americas                     investment companies affiliated with Allianz Dresdner Asset
New York, NY 10105                              Management of America L.P.; Manager, Stratigos Fund, L.L.C.,
Age: 82                                         Whistler Fund, L.L.C., Xanthos Fund, L.L.C., and Wynstone Fund,
TRUSTEE SINCE: 2002                             L.L.C.; Director, Student Loan Finance Corp., Education Loans, Inc.,
TERM OF OFFICE: EXPECTED TO STAND FOR           Goal Funding, Inc. Surety Loan Funding, Inc.; Formerly Advisor
RE-ELECTION AT 2006 ANNUAL MEETING OF           Salomon Smith Barney, Inc.; Director, The Central European Value
  SHAREHOLDERS.                                 Fund, Inc.; Deck House Inc.
TRUSTEE/DIRECTOR OF 18 FUNDS IN FUND
  COMPLEX
TRUSTEE/DIRECTOR OF 7 FUNDS OUTSIDE OF FUND
  COMPLEX

ROBERT E. CONNOR                                Director/Trustee of seventeen open and closed-end management
1345 Avenue of the Americas                     investment companies affiliated with Allianz Dresdner Asset
New York, NY 10105                              Management of America L.P.; Corporate Affairs Consultant;
Age: 69                                         Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR
RE-ELECTION AT 2004 ANNUAL MEETING OF
  SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 18 FUNDS IN FUND
  COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
  COMPLEX

JOHN J. DALESSANDRO II                          President and Director, J.J. Dalessandro II Ltd, registered broker-
1345 Avenue of the Americas                     dealer and member of the New York Stock Exchange; Trustee of fifteen
New York, NY 10105                              closed-end management investment companies affiliated with
Age: 66                                         Allianz Dresdner Asset Management of America L.P.
TRUSTEE SINCE: 2002
TRUSTEE OF OFFICE: EXPECTED TO STAND FOR
RE-ELECTION AT 2005 ANNUAL MEETING OF
  SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

HANS W. KERTESS                                 President, H Kertess & Co.; Trustee of fourteen closed-end
1345 Avenue of the Americas                     management investment companies affiliated with Allianz Dresdner
New York, NY 10105                              Asset Management of America L.P. Formerly, Managing Director,
Age: 64                                         Royal Bank of Canada Capital Markets.
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR
RE-ELECTION AT 2004 ANNUAL MEETING OF
  SHAREHOLDERS.
TRUSTEE OF 14 FUNDS IN FUND COMPLEX;
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
   Chairman
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
David C. Hinman
   Vice President
Mark R. Kiesel
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Company LLC (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit hereto. The registrant undertakes to provide a copy of such proxy voting policies and procedures to any person upon request, without charge, at www.pimcoadvisors.com or by calling 1-800-331-1710.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Exhibit 99.a - Code of Ethics

(b) Exhibit 99.b - Proxy Voting Policies and Procedures

(c) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(d) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO CORPORATE OPPORTUNITY FUND

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date February 5, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date February 5, 2004
---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date February 5, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date February 5, 2004
---------------------